Hartford US Value ETF Performance Management - Hartford US Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The bar chart shows the Fund’s total return for the first full calendar year of operations. The table shows how the Fund’s average annual total returns for different periods compare to the returns of the Index and two other market indices. The Russell 1000 Value Index is the Fund’s underlying reference index, which the Fund’s investment adviser believes better represents the Fund’s investment strategy. The Russell 1000 Index is the Fund’s regulatory benchmark and provides a broad measure of market performance. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by visiting our website at hartfordfunds.com.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s total return for the first full calendar year of operations. The table shows how the Fund’s average annual total returns for different periods compare to the returns of the Index and two other market indices.
Bar Chart [Heading]	Total returns by calendar year
Bar Chart Closing [Text Block]	During the period shown in the chart above:ReturnsQuarter EndedBest Quarter Return12.98%March 31, 2024Worst Quarter Return-2.35%June 30, 2024Theyear-to-datereturn of the Fund as ofSeptember 30, 2025was12.11%.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2024
Performance Availability Website Address [Text]	hartfordfunds.com
Hartford US Value ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	12.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	12.98%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(2.35%)
Lowest Quarterly Return, Date	Jun. 30, 2024